Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Schedule of Accounts Receivable

	December 31	December 31
	2019	2018
	$	$
Goods and services tax refund receivable	1,181,249	2,519,789
Trade receivables	696,539	801,756
Other receivables	46,801	257,726
	1,924,589	3,579,271